Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Feb. 24, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Jun. 30, 2008
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ (337,788,000)	(331,311,000)			$ (112,100,000)
Working capital surplus		600,000
Cash		1,824,000	909,000		216,000
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Aggregate principal and interest amount of promissory notes	1,500,000	1,479,000
Number of shares issuable through promissory notes	2,000,000
Sale of warrants to purchase one share of common stock				6,000,000
Exercise price of warrants				$ 0.75
Interest rate on notes payable		10.00%
Licensing revenue | MiNA
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue		500,000
Licensing revenue | Arcturus
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			38.00%
Licensing revenue | Tekmira
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			9.00%
Licensing revenue | Mirna
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue			2,100,000
Concentration Risk, Percentage			53.00%
Series C Preferred Stock
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Sale of Series C Convertible Preferred Stock to purchase one share of common stock				1,200
Sale of warrants to purchase one share of common stock				6,000,000
Exercise price of warrants				$ 0.75
Proceeds from sales of common shares and warrants, net				$ 6,000,000